Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 19,770	$ 63,730
Tax credits	51,080	19,509
Notes receivable	5,145	4,505
Rent deposits	4,167	4,033
Prepaid property and equipment	516	1,011
Others	12,903	11,437
Miscellaneous	$ 93,581	$ 104,225